UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England             August 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         9

Form 13F Information Table Value Total:   $620,305
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                            FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                              TITLE OF                      VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP        (x1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
ACTIVISION BLIZZARD INC       COM             00507V109    50,465  3,995,666 SH        Sole           None             3,995,666
DIRECTV GROUP INC             COM             25459L106    84,706  3,428,000 SH        Sole           None             3,428,000
LIBERTY MEDIA CORP NEW        ENT COM SER A   53071M500    62,571  2,343,479 SH        Sole           None             2,343,479
PARTNERRE LTD                 COM             G6852T105    79,069  1,217,378 SH        Sole           None             1,217,378
PEPSICO INC                   COM             713448108    58,422  1,063,000 SH        Sole           None             1,063,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101     5,538    166,000 SH        Sole           None               166,000
QUALCOMM INC                  COM             747525103    37,056    819,830 SH        Sole           None               819,830
UNION PAC CORP                COM             907818108    55,278  1,061,804 SH        Sole           None             1,061,804
VISA INC                      COM CL A        92826C839   187,200  3,006,740 SH        Sole           None             3,006,740


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